MARKETABLE SECURITIES (Details Narrative) (USD $)	1 Months Ended			3 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended		16 Months Ended	25 Months Ended
	Jan. 31, 2013	Apr. 30, 2012	Jan. 31, 2012	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Jan. 26, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Sale of marketable securities, cost basis		$ 100,000			$ 1,656,333	$ 875,302		$ 1,610,302		$ 1,610,302	$ 3,266,635
Net proceeds on sale of marketable securities		119,702
Realized gain - trading securities								19,702
Restricted shares of Amicor's common stock received			10,000,000
Recorded the cost of investment												0
Shares of Amicor Sold Private Placement	1,513,333						8,486,667
Available-for-sale Securities, Gross Realized Gain (Loss)				415,000	1,656,333	755,600	1,490,600	1,490,600		1,490,600	3,146,933
Proceeds from Issuance of Long-term Debt and Capital Securities, Net	$ 151,333		$ 151,333
Company's percentage ownership of Amicor							3.00%	3.00%		3.00%		26.60%